OTHER FINANCIAL DATA - REGULATORY MATTERS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	$ 38		$ 62
Total Regulatory Assets, Noncurrent	2,335	[1]	2,742	[1]
Total Regulatory Liability, Current	(7)	[2]	(2)	[2]
Total Regulatory Liability, Noncurrent	(2,720)	[3]	(2,721)	[3]
Total Net Regulatory Assets (Liabilities)	(354)		81
Regulatory liabilities in Deferred Credits and Other	97		1
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	29		49
Total Regulatory Assets, Noncurrent	1,787	[1]	1,747	[1]
Total Regulatory Liability, Current	(5)	[2]	0	[2]
Total Regulatory Liability, Noncurrent	(1,403)	[3]	(1,603)	[3]
Total Net Regulatory Assets (Liabilities)	408		193
Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	5		4
Total Regulatory Assets, Noncurrent	536	[1]	983	[1]
Total Regulatory Liability, Current	0	[2]	0	[2]
Total Regulatory Liability, Noncurrent	(1,300)	[3]	(1,103)	[3]
Total Net Regulatory Assets (Liabilities)	$ (759)		$ (116)

[1]	Excludes long-term undercollected balancing accounts of $213 million at Sempra Energy, $161 million at SDG&E and $52 million at SoCalGas recorded in Other Regulatory Assets (long-term).
[2]	Included in Other Current Liabilities.
[3]	At December 31, 2013 and 2012, $97 million and $1 million, respectively, at Sempra Energy Consolidated is included in Deferred Credits and Other.